                          AIM VARIABLE INSURANCE FUNDS



    AIM V.I. AGGRESSIVE GROWTH FUND           AIM V.I. DIVERSIFIED INCOME FUND
        AIM V.I. BALANCED FUND              AIM V.I. GOVERNMENT SECURITIES FUND
       AIM V.I. BASIC VALUE FUND                    AIM V.I. GROWTH FUND
        AIM V.I. BLUE CHIP FUND                   AIM V.I. HIGH YIELD FUND
  AIM V.I. CAPITAL APPRECIATION FUND         AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL DEVELOPMENT FUND         AIM V.I. MID CAP CORE EQUITY FUND
       AIM V.I. CORE EQUITY FUND                 AIM V.I. MONEY MARKET FUND
 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND          AIM V.I. PREMIER EQUITY FUND


                                (SERIES I SHARES)


                          Supplement dated July 1, 2004
      to the Prospectus dated April 30, 2004 as supplemented May 14, 2004,
                          May 18, 2004 and May 19, 2004


The following replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)":

"ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

                                                                               TOTAL
                                                                               ANNUAL
                                                                                FUND         FEE WAIVER AND
  (expenses that are deducted                     MANAGEMENT     OTHER        OPERATING         EXPENSE               NET
 from Series I share assets)                         FEES       EXPENSES      EXPENSES       REIMBURSEMENTS         EXPENSES
 ----------------------------                     ----------    --------      ---------      --------------         --------
AIM V.I. Aggressive Growth Fund                     0.80%         0.35%          1.15%              0.00%              1.15%
AIM V.I. Balanced Fund                              0.75          0.36           1.11               0.00               1.11
AIM V.I. Basic Value Fund                           0.73          0.31           1.04               0.00               1.04
AIM V.I. Blue Chip Fund                             0.75          0.38           1.13               0.00               1.13
AIM V.I. Capital Appreciation Fund                  0.61          0.24           0.85               0.00               0.85
AIM V.I. Capital Development Fund                   0.75          0.38           1.13               0.00               1.13
AIM V.I. Core Equity Fund                           0.61          0.20           0.81               0.00               0.81
AIM V.I. Dent Demographic Trends Fund               0.77          0.45           1.22               0.00               1.22(2)
AIM V.I. Diversified Income Fund                    0.60          0.35           0.95               0.00               0.95
AIM V.I. Government Securities  Fund                0.47          0.29           0.76               0.00               0.76
AIM V.I. Growth Fund                                0.63          0.27           0.90               0.00               0.90(3)
AIM V.I. High Yield Fund                            0.63          0.43           1.06               0.01               1.05(3,4)
AIM V.I. International Growth Fund                  0.75          0.35           1.10               0.00               1.10
AIM V.I. Mid Cap Core Equity Fund                   0.73          0.34           1.07               0.00               1.07
AIM V.I. Money Market Fund                          0.40          0.26           0.66               0.00               0.66
AIM V.I. Premier Equity Fund                        0.61          0.24           0.85               0.00               0.85

1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

2 Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

3 As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

4 The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes;
         (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through April 30, 2005."

The following replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

"EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the funds are investment options, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in a fund's Series I shares for the time periods indicated. The example also assumes your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES


                                                        1 YEAR       3 YEARS            5 YEARS           10 YEARS
                                                        ------       -------            -------           --------
AIM V.I. Aggressive Growth Fund                         $ 117        $  365             $ 633             $ 1,398
AIM V.I. Balanced Fund                                    113           353               612               1,352
AIM V.I. Basic Value Fund                                 106           331               574               1,271
AIM V.I. Blue Chip Fund                                   115           359               622               1,375
AIM V.I. Capital Appreciation Fund                         87           271               471               1,049
AIM V.I. Capital Development Fund                         115           359               622               1,375
AIM V.I. Core Equity Fund                                  83           259               450               1,002
AIM V.I. Dent Demographic Trends Fund                     124           387               670               1,477
AIM V.I. Diversified Income Fund                           97           303               525               1,166
AIM V.I. Government Securities Fund                        78           243               422                 942
AIM V.I. Growth Fund                                       92           287               498               1,108
AIM V.I. High Yield Fund                                  107           336               584               1,293
AIM V.I. International Growth Fund                        112           350               606               1,340
AIM V.I. Mid Cap Core Equity Fund                         109           340               590               1,306
AIM V.I. Money Market Fund                                 67           211               368                 822
AIM V.I. Premier Equity Fund                               87           271               471               1,049"

    AIM V.I. AGGRESSIVE GROWTH FUND         AIM V.I. DIVERSIFIED INCOME FUND
        AIM V.I. BALANCED FUND             AIM V.I. GOVERNMENT SECURITIES FUND
       AIM V.I. BASIC VALUE FUND                   AIM V.I. GROWTH FUND
        AIM V.I. BLUE CHIP FUND                  AIM V.I. HIGH YIELD FUND
  AIM V.I. CAPITAL APPRECIATION FUND        AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL DEVELOPMENT FUND        AIM V.I. MID CAP CORE EQUITY FUND
       AIM V.I. CORE EQUITY FUND                AIM V.I. MONEY MARKET FUND
 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND         AIM V.I. PREMIER EQUITY FUND


                               (SERIES II SHARES)

                          Supplement dated July 1, 2004
      to the Prospectus dated April 30, 2004 as supplemented May 14, 2004,
                          May 18, 2004 and May 19, 2004

The following replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)":

"ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)1


                                                                                          TOTAL
                                                                                          ANNUAL
                                                                                           FUND       FEE WAIVER AND
(expenses that are deducted                   MANAGEMENT     RULE 12B-1      OTHER       OPERATING        EXPENSE        NET
from Series II share assets)                     FEES           FEES        EXPENSES     EXPENSES     REIMBURSEMENTS   EXPENSES
----------------------------                  ----------     ----------     --------     ---------    --------------   --------
AIM V.I. Aggressive Growth Fund                  0.80%          0.25%         0.35%         1.40%         0.00%          1.40%
AIM V.I. Balanced Fund                           0.75           0.25          0.36          1.36          0.00           1.36
AIM V.I. Basic Value Fund                        0.73           0.25          0.31          1.29          0.00           1.29
AIM V.I. Blue Chip Fund                          0.75           0.25          0.38          1.38          0.00           1.38
AIM V.I. Capital Appreciation Fund               0.61           0.25          0.24          1.10          0.00           1.10
AIM V.I. Capital Development Fund                0.75           0.25          0.38          1.38          0.00           1.38
AIM V.I. Core Equity Fund                        0.61           0.25          0.20          1.06          0.00           1.06
AIM V.I. Dent Demographic Trends Fund            0.77           0.25          0.45          1.47          0.02           1.45(2,3)
AIM V.I. Diversified Income Fund                 0.60           0.25          0.35          1.20          0.00           1.20
AIM V.I. Government Securities Fund              0.47           0.25          0.29          1.01          0.00           1.01
AIM V.I. Growth Fund                             0.63           0.25          0.27          1.15          0.00           1.15(4)
AIM V.I. High Yield Fund                         0.63           0.25          0.43          1.31          0.11           1.20(4,5)
AIM V.I. International Growth Fund               0.75           0.25          0.35          1.35          0.00           1.35
AIM V.I. Mid Cap Core Equity Fund                0.73           0.25          0.34          1.32          0.00           1.32
AIM V.I. Money Market Fund                       0.40           0.25          0.26          0.91          0.00           0.91
AIM V.I. Premier Equity Fund                     0.61           0.25          0.24          1.10          0.00           1.10

1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

2 The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through December 31, 2004.

3 Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

4 As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

5 The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.20%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.20% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through April 30, 2005."

The following replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

"EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Series II shares of the funds with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the funds or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the funds are investment options, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in a fund's Series II shares for the time periods indicated. The example also assumes your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES

                                                        1 YEAR       3 YEARS            5 YEARS           10 YEARS
                                                        ------       -------            -------           --------
AIM V.I. Aggressive Growth Fund                         $143           $443              $766              $1,680
AIM V.I. Balanced Fund                                   138            431               745               1,635
AIM V.I. Basic Value Fund                                131            409               708               1,556
AIM V.I. Blue Chip Fund                                  141            437               755               1,657
AIM V.I. Capital Appreciation Fund                       112            350               606               1,340
AIM V.I. Capital Development Fund                        141            437               755               1,657
AIM V.I. Core Equity Fund                                108            337               585               1,294
AIM V.I. Dent Demographic Trends Fund                    148            463               801               1,756
AIM V.I. Diversified Income Fund                         122            381               660               1,455
AIM V.I. Government Securities Fund                      103            322               558               1,236
AIM V.I. Growth Fund                                     117            365               633               1,398
AIM V.I. High Yield Fund                                 122            404               708               1,569
AIM V.I. International Growth Fund                       137            428               739               1,624
AIM V.I. Mid Cap Core Equity Fund                        134            418               723               1,590
AIM V.I. Money Market Fund                                93            290               504               1,120
AIM V.I. Premier Equity Fund                             112            350               606               1,340"

                          AIM VARIABLE INSURANCE FUNDS

                     AIM V. I. DENT DEMOGRAPHIC TRENDS FUND

                                (SERIES I SHARES)

                          Supplement dated July 1, 2004
                     to the Prospectus dated April 30, 2004
                  as supplemented May 18, 2004 and May 19, 2004


The following replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)":

"ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)

(expenses that are deducted
from Series I share assets)                          SERIES I SHARES
---------------------------                          ---------------
  Management Fees                                         0.77%
  Other Expenses                                          0.45
  Total Annual Fund Operating Expenses                    1.22(2)

1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

2 Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement."

The following replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

"EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

         The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                         1 YEAR           3 YEARS            5 YEARS          10 YEARS
---------------                         ------           -------            -------          --------
AIM V.I. Dent
Demographic Trends Fund                  $124              $387               $670            $1,477"

                          AIM VARIABLE INSURANCE FUNDS

                     AIM V. I. DENT DEMOGRAPHIC TRENDS FUND

                               (SERIES II SHARES)

                          Supplement dated July 1, 2004
             to the Prospectus dated April 30, 2004 as supplemented
                          May 18, 2004 and May 19, 2004


The following replaces in its entirety the information appearing under the heading "ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)":

"ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)

  (expenses that are deducted
   from Series II share assets)                                 SERIES II SHARES
-------------------------------                                 ----------------

  Management Fees                                                   0.77%
  Rules (12b-1) Fees                                                0.25
  Other Expenses                                                    0.45
  Total Annual Fund Operating Expenses                              1.47
  Fee Waiver and Expense Reimbursement                              0.02
  Net Expenses                                                      1.45(2)(3)


1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

2 Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

3 The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts used to clear shareholder transactions in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through December 31, 2004."

The following replaces in its entirety the information appearing under the heading "EXPENSE EXAMPLE":

"EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Series II shares of the fund with the investing in other mutual funds. This example does not reflect fees associated when a separate account invests in the fund or any costs associated with the ownership of a variable annuity contract or variable life insurance contract for which the fund is an investment option, and if it did, expenses would be higher.

   The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                        1 YEAR           3 YEARS            5 YEARS          10 YEARS
----------------                        ------           -------            -------          --------

AIM V.I. Dent Demographic                $148              $463              $801             $1,756"
Trends Fund


                          AIM VARIABLE INSURANCE FUNDS

     AIM V.I. AGGRESSIVE GROWTH FUND        AIM V.I. GOVERNMENT SECURITIES FUND
         AIM V.I. BALANCED FUND                    AIM V.I. GROWTH FUND
        AIM V.I. BASIC VALUE FUND                AIM V.I. HIGH YIELD FUND
         AIM V.I. BLUE CHIP FUND            AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL APPRECIATION FUND         AIM V.I. LARGE CAP GROWTH FUND
    AIM V.I. CAPITAL DEVELOPMENT FUND        AIM V.I. MID CAP CORE EQUITY FUND
        AIM V.I. CORE EQUITY FUND               AIM V.I. MONEY MARKET FUND
  AIM V.I. DENT DEMOGRAPHIC TRENDS FUND        AIM V.I. PREMIER EQUITY FUND
    AIM V.I. DIVERSIFIED INCOME FUND             AIM V.I. REAL ESTATE FUND
                                               AIM V.I. SMALL CAP EQUITY FUND



                         (SERIES I AND SERIES II SHARES)

                          Supplement dated July 1, 2004
          to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004


The following replaces in its entirety the sixth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR":

   "Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

             FUND NAME                                 NET ASSETS                            ANNUAL RATE
             ---------                                 ----------                            -----------

AIM V.I. Aggressive Growth Fund                     First $150 million                          0.80%
                                                    Amount over $150 million                    0.625%

AIM V.I. Balanced Fund                              First $150 million                          0.75%
                                                    Amount over $150 million                    0.50%

AIM V.I. Basic Value Fund                           First $500 million                          0.725%
AIM V.I. Mid Cap Core Equity Fund                   Next $500 million                           0.700%
                                                    Next $500 million                           0.675%
                                                    Amount over $1.5 billion                    0.65%

AIM V.I. Blue Chip Fund                             First $350 million                          0.75%
AIM V.I. Capital Development Fund                   Amount over $350 million                    0.625%


AIM V.I. Capital Appreciation Fund                  First $250 million                          0.65%
AIM V.I. Core Equity Fund                           Amount over $250 million                    0.60%
AIM V.I. Growth Fund
AIM V.I. Premier Equity Fund

AIM V.I. Dent Demographic Trends Fund               First $2 billion                            0.77%
                                                    Amount over $2 billion                      0.72%

AIM V.I. Diversified Income Fund                    First $250 million                          0.60%
                                                    Amount over $250 million                    0.55%


             FUND NAME                                 NET ASSETS                            ANNUAL RATE
             ---------                                 ----------                            -----------

AIM V.I. Government Securities Fund                 First $250 million                          0.50%
                                                    Amount over $250 million                    0.45%

AIM V.I. High Yield Fund                            First $200 million                          0.625%
                                                    Next $300 million                           0.55%
                                                    Next $500 million                           0.50%
                                                    Amount over $1 billion                      0.45%

AIM V.I. International Growth Fund                  First $250 million                          0.75%
                                                    Amount over $250 million                    0.70%

AIM V.I. Large Cap Growth Fund                      First $1 billion                            0.75%
                                                    Next $1 billion                             0.70%
                                                    Amount over $2 billion                      0.625%

AIM V.I. Money Market Fund                          First $250 million                          0.40%
                                                    Amount over $250 million                    0.35%

AIM V.I. Real Estate Fund                           All Assets                                  0.90%

AIM V.I. Small Cap Equity Fund                      All Assets                                  0.85%"


The following replaces in its entirety the third paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT SUB-ADVISORS":

   "For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month. On an annual basis, the sub-advisory fee is 6.49% of the net management fee for AIM V.I. Dent Demographic Trends Fund; however, no sub-advisory fee shall be due with respect to AIM V.I. Dent Demographic Trends Fund if the net assets of AIM V.I. Dent Demographic Trends Fund fall below $50 million."